Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-Term Investments (Detail Textual)
Interest income short-term investments	$ 56,512	$ 103,687